Reverse Acquisition (Tables)	9 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions

Prior to the divestiture of the YIDI business, the Company performed a preliminary allocation of the purchase price for YIDI based on estimated fair value of the acquired assets and liabilities prior to the disposition of the remaining business of YIDI:

Purchase price-assumption of note payable to former officer	$249
Allocation of purchase price:
Intangible assets acquired	$262
Acquired expenses assumed	(13)
Net assets acquired	$249